Transactions with Related Parties - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction
General and administrative expenses	$ 1,987	$ 3,186
Executive services agreement with CGP
Related Party Transaction
General and administrative expenses	$ 940	$ 844